UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Massachusetts Investors Trust

3/31/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS	(Unaudited) 3/31/09

Massachusetts Investors Trust

Issuer	Shares/Par	Value ($)
Common Stocks - 98.9%
Aerospace - 4.2%
Lockheed Martin Corp.	734,715	$50,717,375
United Technologies Corp.	1,048,202	45,051,722

		$95,769,097

Alcoholic Beverages - 1.9%
Diageo PLC	2,779,380	$31,365,566
Heineken N.V.	416,900	11,853,317

		$43,218,883

Apparel Manufacturers - 1.4%
NIKE, Inc., “B”	659,727	$30,934,599

Automotive - 0.5%
Bayerische Motoren Werke AG	406,760	$11,775,781

Biotechnology - 3.0%
Genzyme Corp. (a)	751,624	$44,638,949
Gilead Sciences, Inc. (a)	510,182	23,631,630

		$68,270,579

Broadcasting - 1.6%
Walt Disney Co.	1,960,132	$35,595,997

Brokerage & Asset Managers - 0.9%
Charles Schwab Corp.	1,285,333	$19,922,662

Business Services - 2.0%
Amdocs Ltd. (a)	1,231,131	$22,800,546
Visa, Inc., “A”	393,874	21,899,394

		$44,699,940

Chemicals - 2.3%
3M Co.	702,076	$34,907,219
PPG Industries, Inc.	438,650	16,186,185

		$51,093,404

Computer Software - 2.9%
Oracle Corp. (a)	2,780,082	$50,236,082
VeriSign, Inc. (a)	789,000	14,888,430

		$65,124,512

Computer Software - Systems - 5.6%
Apple, Inc. (a)	284,304	$29,886,036
EMC Corp. (a)	2,068,592	23,581,949
Hewlett-Packard Co.	1,143,300	36,654,198
International Business Machines Corp.	360,963	34,973,705

		$125,095,888

Consumer Goods & Services - 5.4%
Colgate-Palmolive Co.	359,473	$21,201,718
International Flavors & Fragrances, Inc.	508,781	15,497,469
Procter & Gamble Co.	1,168,477	55,023,582
Reckitt Benckiser Group PLC	774,743	29,113,850

		$120,836,619

Electrical Equipment - 2.2%
Danaher Corp.	659,284	$35,746,378
Rockwell Automation, Inc.	685,590	14,973,286

		$50,719,664

Electronics - 4.1%
Intel Corp.	3,412,536	$51,358,667
National Semiconductor Corp.	1,691,515	17,371,859

1

PORTFOLIO OF INVESTMENTS	(Unaudited) 3/31/09 - continued

Massachusetts Investors Trust

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Samsung Electronics Co. Ltd., GDR	111,930	$22,861,703

		$91,592,229

Energy - Independent - 1.5%
EOG Resources, Inc.	297,025	$16,265,089
Noble Energy, Inc.	311,200	16,767,456

		$33,032,545

Energy - Integrated - 8.7%
Chevron Corp.	722,900	$48,607,796
Exxon Mobil Corp.	853,532	58,125,529
Hess Corp.	597,343	32,375,991
TOTAL S.A., ADR	1,150,733	56,454,961

		$195,564,277

Food & Beverages - 3.9%
Nestle S.A.	1,249,252	$42,230,710
PepsiCo, Inc.	879,419	45,272,490

		$87,503,200

Food & Drug Stores - 1.6%
CVS Caremark Corp.	1,288,140	$35,410,969

Gaming & Lodging - 1.5%
Carnival Corp.	970,220	$20,956,752
International Game Technology	484,388	4,466,057
Ladbrokes PLC	3,410,772	8,968,156

		$34,390,965

General Merchandise - 1.7%
Kohl’s Corp. (a)	350,312	$14,825,204
Target Corp.	662,200	22,773,058

		$37,598,262

Insurance - 2.6%
MetLife, Inc.	918,611	$20,916,772
Travelers Cos., Inc.	932,297	37,888,550

		$58,805,322

Internet - 1.6%
Google, Inc., “A” (a)	104,419	$36,344,077

Machinery & Tools - 0.4%
Eaton Corp.	249,977	$9,214,152

Major Banks - 7.6%
Bank of New York Mellon Corp.	1,649,912	$46,610,014
Goldman Sachs Group, Inc.	246,000	26,080,920
JPMorgan Chase & Co.	1,937,683	51,503,614
State Street Corp.	1,018,015	31,334,502
Wells Fargo & Co.	1,052,975	14,994,364

		$170,523,414

Medical Equipment - 3.0%
Medtronic, Inc.	1,441,372	$42,477,233
Zimmer Holdings, Inc. (a)	702,615	25,645,448

		$68,122,681

Natural Gas - Distribution - 0.7%
Questar Corp.	519,606	$15,292,005

Network & Telecom - 2.5%
Cisco Systems, Inc. (a)	2,763,625	$46,345,991

2

PORTFOLIO OF INVESTMENTS	(Unaudited) 3/31/09 - continued

Massachusetts Investors Trust

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Network & Telecom - continued
Nokia Corp., ADR	794,076	$9,266,867

		$55,612,858

Oil Services - 1.9%
Halliburton Co.	962,058	$14,883,037
Noble Corp.	614,828	14,811,207
Transocean, Inc. (a)	208,100	12,244,604

		$41,938,848

Other Banks & Diversified Financials - 0.2%
American Express Co.	404,049	$5,507,188

Pharmaceuticals - 8.6%
Abbott Laboratories	1,291,702	$61,614,185
Johnson & Johnson	1,119,494	58,885,384
Merck & Co., Inc.	873,645	23,370,004
Roche Holding AG	273,264	37,497,880
Teva Pharmaceutical Industries Ltd., ADR	287,500	12,951,875

		$194,319,328

Specialty Chemicals - 1.8%
Linde AG	332,700	$22,622,850
Praxair, Inc.	267,632	18,008,957

		$40,631,807

Specialty Stores - 1.9%
Nordstrom, Inc.	1,115,845	$18,690,404
Staples, Inc.	1,338,763	24,244,998

		$42,935,402

Telecommunications - Wireless - 1.3%
America Movil S.A.B. de C.V., “L”, ADR	305,585	$8,275,242
Rogers Communications, Inc., “B”	912,500	21,024,845

		$29,300,087

Telephone Services - 2.5%
AT&T, Inc.	2,262,370	$57,011,724

Tobacco - 1.6%
Philip Morris International, Inc.	1,019,002	$36,256,091

Trucking - 0.7%
FedEx Corp.	334,822	$14,896,231

Utilities - Electric Power - 3.1%
American Electric Power Co., Inc.	208,800	$5,274,288
Exelon Corp.	541,238	24,566,793
FPL Group, Inc.	465,850	23,632,571
Wisconsin Energy Corp.	403,900	16,628,563

		$70,102,215

Total Common Stocks		$2,224,963,502

Money Market Funds (v) - 1.1%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	23,603,203	$23,603,203

Total Investments		$2,248,566,705

Other Assets, Less Liabilities - 0.0%		717,291

Net Assets - 100.0%		$2,249,283,996

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

3

PORTFOLIO OF INVESTMENTS	(Unaudited) 3/31/09 - continued

Massachusetts Investors Trust

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Massachusetts Investors Trust

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,248,566,705	$—	$—	$2,248,566,705
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,824,176,771

Gross unrealized appreciation	$116,324,083
Gross unrealized depreciation	(691,934,149)

Net unrealized appreciation (depreciation)	$(575,610,066)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	51,463,634	66,393,232	(94,253,663)	23,603,203

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$27,648	$23,603,203

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2009

*	Print name and title of each signing officer under his or her signature.